Financial Assets and Financial Liabilities - Summary of Current and non-current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Customer sales and services	€ 28,416	€ 29,243
Other receivables	19	428
Loans to employees Non-current	180	180
Trade and other financial receivables Non-current	180	180
Trade And Other Financial Receivables Current, Total	28,435	29,671
Guarantee deposit	1,387	1,170
Other non-current financial assets, Total	1,387	1,170
Guarantee deposit	164	209
Financial investments	4,969	25,901
Other current financial assets, Total	5,133	26,110
Total Non-current	1,567	1,350
Total Current	€ 33,568	€ 55,781